Borrowings - Additional Information (Details 2) $ in Thousands, R$ in Millions	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 05, 2019 BRL (R$)	Jun. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount | $		$ 1,344,817	$ 1,208,344			$ 1,126,658
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With Banco Votorantim S.A. - Bahamas Branch
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				R$ 8.9
Exposure to credit risk on loan commitments and financial guarantee contracts | $					$ 8,900
Future payments of loans				36.0
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With Banco Votorantim S.A. - Bahamas Branch | Minimum
Disclosure of detailed information about borrowings [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				R$ 36.0
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With Banco Votorantim S.A. - Bahamas Branch | Working capital loans
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	R$ 18.0